Short-Term Bank Borrowings (Details) - Schedule of Short-Term Bank Borrowings - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Short-Term Bank Borrowings (Details) - Schedule of Short-Term Bank Borrowings [Line Items]
Short-term bank borrowings
Short-term bank borrowings from discontinued operations (Note 15)		(2,241,076)
Industrial Bank Co., Ltd [Member]
Short-Term Bank Borrowings (Details) - Schedule of Short-Term Bank Borrowings [Line Items]
Short-term bank borrowings		1,018,672
Postal Saving Bank of China [Member]
Short-Term Bank Borrowings (Details) - Schedule of Short-Term Bank Borrowings [Line Items]
Short-term bank borrowings		1,076,880
Rural Credit Cooperative (ShunChang) [Member]
Short-Term Bank Borrowings (Details) - Schedule of Short-Term Bank Borrowings [Line Items]
Short-term bank borrowings		$ 145,524